Accumulated Other Comprehensive Loss - Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Components of other comprehensive income
Balance at the beginning of the period	$ 577,000,000	$ 546,000,000	$ 568,000,000	$ 588,000,000	$ 597,000,000	$ 624,000,000	$ 568,000,000	$ 624,000,000
Other comprehensive (loss) income before reclassifications, gross							(191,000,000)	(21,000,000)
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							3,000,000	5,000,000
Tax expense							0	0
Total other comprehensive loss, net of tax	(104,000,000)	(64,000,000)	(20,000,000)	(21,000,000)	12,000,000	(7,000,000)	(188,000,000)	(16,000,000)
Balance at the end of the period	425,000,000	577,000,000	546,000,000	521,000,000	588,000,000	597,000,000	425,000,000	521,000,000
Amounts attributable to Venator
Components of other comprehensive income
Balance at the beginning of the period	(398,000,000)	(334,000,000)	(314,000,000)	(324,000,000)	(336,000,000)	(329,000,000)	(314,000,000)	(329,000,000)
Total other comprehensive loss, net of tax	(104,000,000)	(64,000,000)	(20,000,000)	(21,000,000)	12,000,000	(7,000,000)
Balance at the end of the period	(502,000,000)	$ (398,000,000)	(334,000,000)	(345,000,000)	$ (324,000,000)	(336,000,000)	(502,000,000)	(345,000,000)
Amounts attributable to noncontrolling interests
Components of other comprehensive income
Balance at the beginning of the period			0			0	0	0
Other comprehensive (loss) income before reclassifications, gross							0	0
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							0	0
Tax expense							0	0
Total other comprehensive loss, net of tax							0	0
Balance at the end of the period	0			0			0	0
Total
Components of other comprehensive income
Balance at the beginning of the period			(314,000,000)			(329,000,000)	(314,000,000)	(329,000,000)
Other comprehensive (loss) income before reclassifications, gross							(191,000,000)	(21,000,000)
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							3,000,000	5,000,000
Tax expense							0	0
Total other comprehensive loss, net of tax							(188,000,000)	(16,000,000)
Balance at the end of the period	(502,000,000)			(345,000,000)			(502,000,000)	(345,000,000)
Foreign currency translation adjustment
Components of other comprehensive income
Balance at the beginning of the period			(56,000,000)			(19,000,000)	(56,000,000)	(19,000,000)
Other comprehensive (loss) income before reclassifications, gross							(191,000,000)	(30,000,000)
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							0	0
Tax expense							0	0
Total other comprehensive loss, net of tax							(191,000,000)	(30,000,000)
Balance at the end of the period	(247,000,000)			(49,000,000)			(247,000,000)	(49,000,000)
AOCI tax	0			0			0	0	$ 0	$ 0
Pension and other postretirement benefits adjustments net of tax
Components of other comprehensive income
Balance at the beginning of the period			(253,000,000)			(306,000,000)	(253,000,000)	(306,000,000)
Other comprehensive (loss) income before reclassifications, gross							0	0
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							3,000,000	5,000,000
Tax expense							0	0
Total other comprehensive loss, net of tax							3,000,000	5,000,000
Balance at the end of the period	(250,000,000)			(301,000,000)			(250,000,000)	(301,000,000)
AOCI tax	50,000,000			50,000,000			50,000,000	50,000,000	$ 50,000,000	$ 50,000,000
Other comprehensive income of unconsolidated affiliates
Components of other comprehensive income
Balance at the beginning of the period			(5,000,000)			(5,000,000)	(5,000,000)	(5,000,000)
Other comprehensive (loss) income before reclassifications, gross							2,000,000	0
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							0	0
Tax expense							0	0
Total other comprehensive loss, net of tax							2,000,000	0
Balance at the end of the period	(3,000,000)			(5,000,000)			(3,000,000)	(5,000,000)
Hedging instruments
Components of other comprehensive income
Balance at the beginning of the period			$ 0			$ 1,000,000	0	1,000,000
Other comprehensive (loss) income before reclassifications, gross							(2,000,000)	9,000,000
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							0	0
Tax expense							0	0
Total other comprehensive loss, net of tax							(2,000,000)	9,000,000
Balance at the end of the period	$ (2,000,000)			$ 10,000,000			$ (2,000,000)	$ 10,000,000